Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 70	$ 1,403
Other receivables	11	10
Security deposit	28	28
Prepaid assets	16	16
Bond Deposits	500	0
Total current assets	625	1,457
Property and equipment	2	10
Operating lease right-of-use asset, net	0	158
Total assets	627	1,625
Current liabilities
Accounts payable and accrued liabilities	3,050	1,934
Advances, related Party	750	0
Operating lease liability due within one year	0	173
Total current liabilities	3,800	2,107
Total liabilities	3,800	2,107
Equity
Share capital - unlimited authorized shares at no par value 93,540 and 90,515 shares outstanding at December 31, 2023 and 2022 , respectively	173,816	171,671
Share capital subscription receivable	0	0
Share capital payable	3,209	0
Additional paid-in capital	27,784	26,985
Accumulated deficit	(207,982)	(199,138)
Total Stockholders' equity (deficit)	(3,173)	(482)
Total liabilities and stockholders' equity	$ 627	$ 1,625